Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax Explanatory [Abstract]
Disclosure of detailed information about income taxes [text block]
(€ million)	2017	2016	2015
Current taxes:
- Italian subsidiaries	712	195	155
- subsidiaries of the Exploration & Production segment - outside Italy	3,167	2,671	4,015
- other subsidiaries - outside Italy	142	133	218
	4,021	2,999	4,388
Net deferred taxes:
- Italian subsidiaries	(464)	(243)	881
- subsidiaries of the Exploration & Production segment - outside Italy	(162)	(813)	(2,156)
- other subsidiaries - outside Italy	72	(7)	9
	(554)	(1,063)	(1,266)
	3,467	1,936	3,122

Disclosure of detailed information about The reconciliation between the statutory tax charge and the effective tax charge [Text Block]

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of 24% (27.5% in 2016 and in 2015) and the effective tax charge is the following:

(€ million)	2017	2016	2015
Profit (loss) before taxation	6,844	892	(4,277)
Tax rate (IRES) (%)	24.0	27.5	27.5
Statutory corporation tax charge (credit) on profit or loss	1,643	245	(1,176)
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	1,882	1,152	2,576
- impact pursuant to the write-off of deferred tax assets and recalculation of tax rates	(96)	397	1,514
- effect due to the tax regime provided for intercompany dividends	1	87	114
- Italian regional income tax (IRAP)	77	42	100
- effect due to non-taxable gains/losses on sales of investments	(177)	8	(39)
- impact pursuant to redetermination of the Italian Windfall Corporate tax as per Law 7/2009	61
- effect due to discontinued operations			(288)
- other adjustments	76	5	321
	1,824	1,691	4,298
Effective tax charge	3,467	1,936	3,122